Non-trading securities - Additional information (Detail) - Insurance subsidiary [Member] ¥ in Millions	12 Months Ended
	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
Non-trading debt securities [Line Items]
Non-trading securities disposed	¥ 63,100	¥ 63,752
Non-trading securities realized gain	4,696	3,841
Non-trading securities realized loss	1,304	631
Total proceeds received from disposals	¥ 66,492	¥ 66,962
Total number of non-trading securities that are in an unrealized loss positions	41	52
Other-than-temporary impairment losses recognized for non-trading equity securities	¥ 1,080	¥ 486
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities	¥ 226
Non-credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities		¥ (28)